Pioneer International Equity Fund
Schedule of Investments  |  February 28, 2025

Schedule of Investments  |  2/28/25
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 99.9%
	Common Stocks — 97.2% of Net Assets
	Aerospace & Defense — 2.8%
424,200	Hensoldt AG	$ 23,033,371
	Total Aerospace & Defense	$23,033,371

	Automobiles — 2.3%
1,015,600	Subaru Corp.	$ 18,823,510
	Total Automobiles	$18,823,510

	Banks — 20.5%
1,321,285	ABN AMRO Bank NV (C.V.A.) (144A)	$ 25,076,106
2,320,256	Bank of Ireland Group Plc	27,540,314
321,395	Danske Bank A/S	10,820,431
1,386,817	FinecoBank Banca Fineco S.p.A.	26,008,046
320,716	KB Financial Group, Inc.	17,268,890
1,609,525	Standard Chartered Plc	25,879,899
1,194,500	Sumitomo Mitsui Financial Group, Inc.	30,285,584
94,731	UniCredit S.p.A.	4,990,831
	Total Banks	$167,870,101

	Beverages — 2.4%
1,569,200	Asahi Group Holdings, Ltd.	$ 19,444,687
	Total Beverages	$19,444,687

	Biotechnology — 0.3%
19,598(a)	BioNTech SE (A.D.R.)	$ 2,213,006
	Total Biotechnology	$2,213,006

	Broadline Retail — 0.8%
369,400	Alibaba Group Holding, Ltd.	$ 6,117,618
	Total Broadline Retail	$6,117,618

	Capital Markets — 1.0%
242,054	UBS Group AG	$ 8,326,717
	Total Capital Markets	$8,326,717

	Construction & Engineering — 0.4%
73,400	Taisei Corp.	$ 3,297,273
	Total Construction & Engineering	$3,297,273

	Construction Materials — 7.2%
368,838	CRH Plc	$ 37,849,862
190,064	Holcim AG	20,954,057
	Total Construction Materials	$58,803,919

1Pioneer International Equity Fund | 2/28/25

Shares		Value
	Consumer Staples Distribution & Retail — 0.0%
21,796#+	Magnit PJSC	$ —
	Total Consumer Staples Distribution & Retail	$—

	Diversified Telecommunication Services — 0.7%
156,545	Deutsche Telekom AG	$ 5,653,256
	Total Diversified Telecommunication Services	$5,653,256

	Electrical Equipment — 5.4%
398,100	Fuji Electric Co., Ltd.	$ 17,663,021
945,900	Mitsubishi Electric Corp.	14,658,031
46,320	Schneider Electric SE	11,439,887
	Total Electrical Equipment	$43,760,939

	Financial Services — 2.6%
342,265	Edenred SE	$ 10,986,615
1,730,105(a)	Nexi S.p.A. (144A)	9,078,853
210,914(a)	Worldline S.A. (144A)	1,374,995
	Total Financial Services	$21,440,463

	Health Care Equipment & Supplies — 4.3%
151,100	Hoya Corp.	$ 17,750,495
1,286,400	Olympus Corp.	17,614,745
	Total Health Care Equipment & Supplies	$35,365,240

	Household Durables — 5.7%
1,533,466	Persimmon Plc	$ 23,338,738
927,500	Sony Group Corp.	23,294,574
	Total Household Durables	$46,633,312

	Independent Power and Renewable Electricity Producers — 2.6%
680,888	RWE AG	$ 21,405,746
	Total Independent Power and Renewable Electricity Producers	$21,405,746

	Industrial Conglomerates — 1.6%
57,264	Siemens AG	$ 13,186,391
	Total Industrial Conglomerates	$13,186,391

	Insurance — 1.8%
992,503	Hiscox, Ltd.	$ 14,863,026
	Total Insurance	$14,863,026

	Life Sciences Tools & Services — 2.3%
30,337	Lonza Group AG	$ 19,180,231
	Total Life Sciences Tools & Services	$19,180,231

Pioneer International Equity Fund | 2/28/252

Schedule of Investments  |  2/28/25
(unaudited) (continued)
Shares		Value
	Metals & Mining — 4.3%
1,193,700	Barrick Gold Corp.	$ 21,171,828
336,859	Teck Resources, Ltd., Class B	13,585,523
	Total Metals & Mining	$34,757,351

	Oil, Gas & Consumable Fuels — 4.0%
556,400	Inpex Corp.	$ 7,048,641
396,947#+	Rosneft Oil Co. PJSC	—
287,976	Shell Plc (A.D.R.)	19,426,861
128,000	Tourmaline Oil Corp.	5,905,651
	Total Oil, Gas & Consumable Fuels	$32,381,153

	Pharmaceuticals — 5.4%
112,244	Novo Nordisk A/S (A.D.R.)	$ 10,174,918
68,930	Novo Nordisk A/S, Class B	6,248,702
255,147	Sanofi S.A.	27,782,865
	Total Pharmaceuticals	$44,206,485

	Professional Services — 2.6%
446,345	RELX Plc	$ 21,504,953
	Total Professional Services	$21,504,953

	Semiconductors & Semiconductor Equipment — 6.5%
97,269(a)	Advanced Micro Devices, Inc.	$ 9,713,282
234,340	AIXTRON SE	2,974,338
24,125	ASML Holding NV	17,127,298
758,000	Taiwan Semiconductor Manufacturing Co., Ltd.	23,280,120
	Total Semiconductors & Semiconductor Equipment	$53,095,038

	Specialty Retail — 1.8%
257,000	Shimamura Co., Ltd.	$ 14,710,143
	Total Specialty Retail	$14,710,143

	Technology Hardware, Storage & Peripherals — 5.0%
1,009,500	FUJIFILM Holdings Corp.	$ 20,552,855
540,586	Samsung Electronics Co., Ltd.	20,196,401
	Total Technology Hardware, Storage & Peripherals	$40,749,256

	Textiles, Apparel & Luxury Goods — 1.5%
17,062	LVMH Moet Hennessy Louis Vuitton SE	$ 12,396,949
	Total Textiles, Apparel & Luxury Goods	$12,396,949

3Pioneer International Equity Fund | 2/28/25

Shares		Value
	Trading Companies & Distributors — 1.4%
108,345	AerCap Holdings NV	$ 11,170,370
	Total Trading Companies & Distributors	$11,170,370

	Total Common Stocks (Cost $694,816,520)	$794,390,504

	SHORT TERM INVESTMENTS — 2.7% of Net Assets
	Open-End Fund — 2.7%
22,093,242(b)	Dreyfus Government Cash Management, Institutional Shares, 4.23%	$ 22,093,242
		$22,093,242

	TOTAL SHORT TERM INVESTMENTS (Cost $22,093,242)	$22,093,242

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.9% (Cost $716,909,762)	$816,483,746
	OTHER ASSETS AND LIABILITIES — 0.1%	$607,476
	net assets — 100.0%	$817,091,222

(A.D.R.)	American Depositary Receipts.
(C.V.A.)	Certificaaten van aandelen (Share Certificates).
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At February 28, 2025, the value of these securities amounted to $35,529,954, or 4.3% of net assets.
(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at February 28, 2025.
+	Security is valued using significant unobservable inputs (Level 3).
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Magnit PJSC	7/23/2020	$1,482,582	$—
Rosneft Oil Co. PJSC	6/23/2021	3,131,033	—
Total Restricted Securities			$—
% of Net assets			0.0%
Pioneer International Equity Fund | 2/28/254

Schedule of Investments  |  2/28/25
(unaudited) (continued)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of February 28, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$—	$23,033,371	$—	$23,033,371
Automobiles	—	18,823,510	—	18,823,510
Banks	—	167,870,101	—	167,870,101
Beverages	—	19,444,687	—	19,444,687
Broadline Retail	—	6,117,618	—	6,117,618
Capital Markets	—	8,326,717	—	8,326,717
Construction & Engineering	—	3,297,273	—	3,297,273
Construction Materials	—	58,803,919	—	58,803,919
Consumer Staples Distribution & Retail	—	—	—*	—*
Diversified Telecommunication Services	—	5,653,256	—	5,653,256
Electrical Equipment	—	43,760,939	—	43,760,939
Financial Services	—	21,440,463	—	21,440,463
Health Care Equipment & Supplies	—	35,365,240	—	35,365,240
Household Durables	—	46,633,312	—	46,633,312
Independent Power and Renewable Electricity Producers	—	21,405,746	—	21,405,746
Industrial Conglomerates	—	13,186,391	—	13,186,391
Insurance	—	14,863,026	—	14,863,026
Life Sciences Tools & Services	—	19,180,231	—	19,180,231
Metals & Mining	13,585,523	21,171,828	—	34,757,351
Oil, Gas & Consumable Fuels	19,426,861	12,954,292	—*	32,381,153
Pharmaceuticals	10,174,918	34,031,567	—	44,206,485
Professional Services	—	21,504,953	—	21,504,953
Semiconductors & Semiconductor Equipment	9,713,282	43,381,756	—	53,095,038
Specialty Retail	—	14,710,143	—	14,710,143
Technology Hardware, Storage & Peripherals	—	40,749,256	—	40,749,256
Textiles, Apparel & Luxury Goods	—	12,396,949	—	12,396,949
All Other Common Stocks	13,383,376	—	—	13,383,376
Open-End Fund	22,093,242	—	—	22,093,242
Total Investments in Securities	$88,377,202	$728,106,544	$—*	$816,483,746
* Securities valued at $0.
During the period ended February 28, 2025, there were no transfers in or out of Level 3.
5Pioneer International Equity Fund | 2/28/25